Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
Note 18 -        TAXES ON INCOME

A.	APPLICABLE TAX LAWS

(1)	Israeli Corporate Income Tax Rates
Corporate tax rates in Israel were 26% in 2009, 25% in 2010 and 24% in 2011.

In December 2011 the Knesset passed the Law for the Tax Burden Reform (Amended Legislation) – 2011 ("the Tax Burden Reform") which, among other things, repealed the gradual reduction in the corporate tax and capital gains rate passed in July 2009, as part of the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribed, among other things, a gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011 to the following tax rates: 2011 - 24%, 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%. Following the enactment of the Tax Burden Reform the corporate tax and capital gains rate for 2012 and thereafter is 25%.

The net effect of the Tax Burden Reform on the deferred tax balances of the Company was recognized in the period of enactment (fourth quarter of 2011). The implementation of the Tax Burden Reform by the Company and its Israeli subsidiaries did not have material net effect on the Company's 2011 results.

(2)	Measurement of taxable income under Israel's Income Tax (Inflationary Adjustments) Law, 1985:
In February 2008, the Knesset passed an amendment to the Income Tax (Inflationary Adjustment) Law, 1985, which limits the scope of the law starting in 2008 and thereafter. Beginning in 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Consumer Price Index carried out in the period up to December 31, 2007. The amended law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

(3)	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:
Elbit Systems and most of its subsidiaries in Israel are "Industrial Companies", as defined by the Law for the Encouragement of Industry (Taxes), 1969, and as such, these companies are entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, accelerated depreciation and the right to deduct public issuance expenses for tax purposes.

(4)	Tax benefits under Israel's Law for the Encouragement of Capital Investments, 1959:
Elbit Systems and certain of its Israeli subsidiaries ("the companies") operations have been granted "Approved Enterprise" status under Israel's Law for the Encouragement of Capital Investments, 1959 (the "Law").

Accordingly, certain income of the companies derived from the "Approved Enterprise" programs is tax exempt for two-years and subject to reduced tax rates of 25% for a five-year to eight-year period or tax exempt for a ten-year period, commencing in the first year in which the companies had taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

An Amendment to the Law from 2005 defines the "Privileged Enterprise" status rather than the previous terminology of "Approved Enterprise" and limits the scope of enterprises which may qualify for "Privileged Enterprise" status by setting criteria such as that at least 25% of the Privileged Enterprise program's income be derived from exports. Additionally, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require an Investment Center approval in order to qualify for tax benefits. Similar criteria have been set for the "Preferred Enterprise" status which was added in an Amendment to the Law in 2011.  Companies are not required to receive an Investment Center approval in order to qualify for the tax benefits under the Preferred Enterprise status, however, companies which are under an Approved Enterprise or Privileged Enterprise program must waive their former benefits to elect the Preferred Enterprise benefits.

Tax-exempt income generated by the Company's and certain of its Israeli subsidiaries' Approved Enterprises will be subject to tax upon dividend distribution, tax-exempt income generated by the Company's and certain of its Israeli subsidiaries' Privileged Enterprise programs will be subject to tax upon dividend distribution or complete liquidation. Income generated under a Preferred Enterprise is not subject to additional taxation upon distribution or complete liquidation.

The entitlement to the above benefits is subject to the companies' fulfilling the conditions specified in the Law, regulations promulgated there under and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the companies may be required to refund the amount of the benefits, in whole or in part, including interest. (For liens – see Note 20(J)). As of December 31, 2011, the Company's management believes that the Company and its Israeli subsidiaries have met all conditions of the Law and letters of approval.

As of December 31, 2011, the tax benefits for the Company's Approved Enterprise and Privileged Enterprise existing programs will expire within the period of 2012 to 2018.

As of December 31, 2011, retained earnings of the Company included approximately 529,129 in tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises". If the retained tax-exempt income is distributed, with respect to the "Approved Enterprises" and the "Privileged Enterprises", it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits track (currently - 25%), and an income tax liability would be incurred of approximately $132,282 as of December 31, 2011.

The companies' boards of directors have decided that their policy is not to declare dividends out of such tax-exempt income. Accordingly, no deferred income taxes have been provided on exempt income attributable to the companies' "Approved Enterprises" and "Privileged Enterprise", as such retained earnings are essentially permanent in duration.

In Israel, income from sources other than the "Approved Enterprise" and "Privileged Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

Since the Company and its Israeli subsidiaries are operating under more than one approval, and since part of their taxable income is not entitled to tax benefits under the Law and is taxed at the regular tax rates, the effective tax rate is the result of a weighted combination of the various applicable rates and tax exemptions, and the computation is made for income derived from each approval on the basis of formulas specified in the law and in the approvals.

In January 2011, the Knesset enacted a reform to the Law, effective January 2011. According to the reform a flat rate tax would apply to companies eligible for the "Preferred Enterprise" status. In order to be eligible for a Preferred Enterprise status, a company must meet minimum requirements to establish that it contributes to the country's economic growth and is a competitive factor for the Gross Domestic Product (a competitive enterprise).

Israeli companies which currently benefit from an Approved or Privileged Enterprise status and meet the criteria for qualification as a Preferred Enterprise can elect to apply the new Preferred Enterprise benefits by waiving their benefits under the Approved and Privileged Enterprise status.

Benefits granted to a Preferred Enterprise include reduced and gradually decreasing tax rates. In peripheral regions (Development Area A) the reduced tax rate will be 10% in 2011 and 2012, 7% in 2013 and 2014 and 6% starting from 2015. In other regions the tax rate will be 15% in 2011 and 2012, 12.5% in 2013 and 2014 and 12% starting from 2015. Preferred Enterprises in peripheral regions will be eligible for Investment Center grants, as well as the applicable reduced tax rates.

A distribution from a Preferred Enterprise out of the "Preferred Income" would be subject to 15% withholding tax for Israeli-resident individuals and non-Israeli residents (subject to applicable treaty rates). A distribution from a Preferred Enterprise out of the "Preferred Income" would be exempt from withholding tax for an Israeli-resident company. A company electing to waive its Privileged Enterprise or Approved Enterprise status through June 30, 2015 may distribute "Approved Income" or "Privileged Income" subject to 15% withholding tax for Israeli resident individuals and non-Israeli residents (subject to applicable treaty rates) and exempt from withholding tax for an Israeli-resident company. Nonetheless, a distribution from income exempt under Privileged Enterprise and Approved Enterprise programs will subject the exempt income to tax at the reduced corporate income tax rates pertaining to the Privileged Enterprise and Approved Enterprise programs upon distribution, or complete liquidation in the case of a Privileged Enterprise's exempt income.

B.	NON – ISRAELI SUBSIDIARIES

Non-Israeli subsidiaries are taxed based on tax laws in their countries of residence.

C.	INCOME FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME

	Year ended December 31,
	2011	2010	2009
Income before taxes on income:
Domestic	$95,226	$160,749	$186,444
Foreign	8,778	38,612	60,886
	$104,004	$199,361	$247,330

D.	TAXES ON INCOME FROM CONTINUING OPERATIONS

	Year ended December 31,
	2011	2010	2009
Taxes on income:
Current taxes:
Domestic	$13,896	$26,842	$30,006
Foreign	1,328	16,616	15,350
	15,224	43,458	45,356
Adjustment for previous years:
Domestic	2,009	(3,889)	(6,491)
Foreign	(2,308)	1,885	91
	(299)	(2,004)	(6,400)
Deferred income taxes:
Domestic	(2,861)	(10,303)	(3,763)
Foreign	1,560	(7,114)	2,916
	(1,301)	(17,417)	(847)
	$13,624	$24,037	$38,109

E.	UNCERTAIN TAX POSITIONS

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010
Balance at the beginning of the year	$48,791	$33,348
Additions related to interest	405	1,801
Additions based on tax positions taken during a prior period	5,336	6,022
Reduction related to tax positions taken during a prior period	(3,746)	(4,252)
Reductions related to settlement of tax matters	(4,684)	(1,508)
Additions based on tax positions taken during the current period	8,305	6,862
Reduction related to a lapse of applicable statute of limitation	(1,224)	-
Additions related to acquisitions	-	6,518
Balance at the end of the year	$53,183	$48,791

At December 31, 2011 and 2010, the Company had a liability for unrecognized tax benefits of $53,183 and $48,791, respectively, including an accrual of $5,916 and $4,588 for the payment of related interest and penalties, respectively. The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes.

During 2011, Elbit Systems and its subsidiaries were subject to examination by various tax authorities in jurisdictions such as Israel, the United States and various countries in Europe.

During 2011 and 2010, the Company settled certain income tax matters in Israel and the United States covering multiple years. As a result of the settlement of the tax matters, the Company recorded a reduction in "other income tax liabilities" of $4,684 and $1,508, respectively, related to settlement of tax matters of which income of $0 and $800, respectively, were recorded in the statements of income in "taxes on income."

The Company operates in multiple jurisdictions throughout the world, and its tax returns are periodically audited or subject to review by both domestic and foreign authorities. As a result of ongoing examinations, tax proceedings in certain countries, and additions to unrecognized tax benefits for positions taken and interest and penalties, if any, arising in 2011, it is not possible to estimate the potential net increase or decrease to the Company's unrecognized tax benefits during the next twelve months.

F.	DEFERRED INCOME TAXES

Significant components of net deferred tax assets and liabilities are based on separate tax jurisdictions as follows:

		Deferred (1) Tax Asset (Liability)
	Total	Current	Non-current
As of December 31, 2011
Deferred tax assets:
Reserves and allowances	$20,650	$15,939	$4,711
Inventory allowances	6,328	6,328	-
Property, plant and equipment	2,421	1,087	1,334
Other assets	22,415	10,242	12,173
Net operating loss carry forwards	20,881	1,667	19,214
	72,695	35,263	37,432
Valuation allowance	(1,302)	-	(1,302)
Net deferred tax assets	71,393	35,263	36,130

Deferred tax liabilities:
Intangible assets	(40,386)	-	(40,386)
Property, plant and equipment	(16,024)	-	(16,024)
Reserves and allowances	24,419	-	24,419
	(31,991)	-	(31,991)
Net deferred tax assets	$39,402	$35,263	$4,139

As of December 31, 2010
Deferred tax assets:
Reserves and allowances	$26,992	$19,776	$7,216
Inventory allowances	4,251	4,251	-
Property, plant and equipment	4,858	1,187	3,671
Other	4,530	2,116	2,414
Net operating loss carry forwards	18,684	2,093	16,591
	59,315	29,423	29,892
Valuation allowance	(160)	(160)	-
Net deferred tax assets	59,155	29,263	29,892

Deferred tax liabilities:
Intangible assets	(48,610)	-	(48,610)
Property, plant and equipment	(12,463)	-	(12,463)
Reserves and allowances	25,833	-	25,833
	(35,240)	-	(35,240)
Net deferred tax assets (liabilities)	$23,915	$29,263	$(5,348)

(1) The current deferred tax asset is included in other receivables and prepaid expenses.
(2) The non-current deferred tax asset is included in deferred income taxes, net.
(3) The non-current deferred tax liability is included in deferred income and tax liabilities, net.

G.
As of December 31, 2011, Elbit Systems' Israeli subsidiaries had estimated total available carry forward tax losses of approximately $89,323, and its non-Israeli subsidiaries had estimated available carry forward tax losses of approximately $26,066.

H.	Reconciliation of the actual tax expense as reported in the statements of operations to the amount computed by applying the Israeli statutory tax rate, is as follows:

	Year ended December 31,
	2011	2010	2009
Income before taxes as reported in the consolidated statements of income	$104,004	$199,361	$247,330
Statutory tax rate	24%	25%	26%
Theoretical tax expense	$24,961	$49,840	$64,306
Tax benefit arising from reduced rate as an "Approved and Privileged Enterprise" and other tax benefits (*)	(11,451)	(20,528)	(31,712)
Tax adjustment in respect of different tax rates for foreign subsidiaries	2,721	5,382	5,663
Changes in carry-forward losses and valuation allowance	(125)	(8,066)	(1,506)
Increase in taxes resulting from non-deductible expenses	1,105	3,020	3,133
Difference in basis of measurement for financial reporting and tax return purposes	(2,375)	(3,370)	4,124
Taxes in respect of prior years (**)	(274)	(2,003)	(6,400)
Other differences, net	(938)	(238)	501
Actual tax expenses	$13,624	$24,037	$38,109
Effective tax rate	13.10%	12.06%	15.4%
(*) Net earnings per share – amounts of the benefit resulting from the Approved and Privileged Enterprises
Basic	$0.27	$0.48	$0.75
Diluted	$0.27	$0.47	$0.74

(**) Taxes in respect of prior years:

During 2009, the Company reduced its tax liabilities in an amount of $6,300, mainly as a result of the finalization by the Israeli Tax Authorities of tax assessment for some of the Company's subsidiaries in Israel.

I.	Final tax assessments have been received by the Company up to and including the tax year ended December 31, 2005 and by certain subsidiaries, for the years 2002 - 2007.